NET (LOSS)/EARNINGS PER SHARE - Weighted-average numbers of non-vested restricted shares, options granted, Preferred Shares, Fairlubo Share Swap and convertible notes excluded from the calculation of diluted net loss per share (Details) - shares shares in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	257,861,901	230,262,825	257,295,925	442,054,145
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share				367,859,970
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	253,165,870	223,300,971	253,165,870	53,589,548
Fairlubo Share Swap
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share				6,352,753
Non-vested restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	33,329		33,331	133,328
Outstanding weighted average stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	4,662,702	6,961,854	4,096,724	14,118,546